Prepaids and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Prepaids and Other Current Assets [Abstract]
PREPAIDS AND OTHER CURRENT ASSETS

NOTE 6. PREPAIDS AND OTHER CURRENT ASSETS

Prepaid and other current assets consisted of the following:

	March 31,	December 31,
	2025	2024
Prepaid expenses	$56,113	$213,914
Prepaid insurance	328,988	3,970
VAT receivable	45,581	21,980
Interest receivable	27,166	-
Other receivable	250	-
	$458,098	$239,864

NOTE 7. PREPAID AND OTHER CURRENT ASSETS

Prepaid and other current assets consisted of the following:

	December 31,
	2024	2023
Prepaid expenses	$213,914	$34,006
Advances to employees	$3,970	—
Other	$21,980	—
	$239,864	$34,006